Profit(loss) before income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Profit Before Taxation
	Year Ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,973	2,952	2,903
Amortization of intangible asset	1	*-	1
Directors
- salaries and related costs	602	816	552
- social benefits contribution	11	24	-
Key management personnel (other than directors)
- salaries and related costs	1,380	1,212	1,317
- social benefits contribution	11	-	10
Other than directors and key management personnel
- salaries and related costs	578	689	605
- social benefits contribution	44	36	14